SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Information by Reporting Segment

Information by reporting segment at and for the years ended March 31, 2014, 2015 and 2016 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥80,020	¥90,694	¥95,092
Semiconductor Parts Group	187,891	217,879	216,263
Applied Ceramic Products Group	272,795	277,629	247,516
Electronic Device Group	284,322	284,145	290,902
Telecommunications Equipment Group	186,749	204,290	170,983
Information Equipment Group	307,848	332,596	336,308
Others	173,137	172,925	167,793
Adjustments and eliminations	(45,393)	(53,622)	(45,230)

Net sales	¥1,447,369	¥1,526,536	¥1,479,627

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥11,836	¥16,134	¥15,745
Semiconductor Parts Group	31,889	33,971	28,934
Applied Ceramic Products Group	33,501	3,159	16,386
Electronic Device Group	21,160	34,372	10,974
Telecommunications Equipment Group	1,437	(20,212)	(4,558)
Information Equipment Group	28,193	34,569	27,106
Others	6,276	6,848	11,575

Total operating profit	134,292	108,841	106,162
Corporate gains and Equity in earnings (losses) of affiliates and an unconsolidated subsidiary	11,889	13,744	39,534
Adjustments and eliminations	87	(723)	(113)

Income before income taxes	¥146,268	¥121,862	¥145,583

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥5,014	¥4,956	¥5,329
Semiconductor Parts Group	15,765	15,723	15,618
Applied Ceramic Products Group	13,558	12,527	11,425
Electronic Device Group	17,585	16,010	17,294
Telecommunications Equipment Group	5,091	4,339	4,570
Information Equipment Group	10,963	11,488	14,428
Others	5,965	5,820	5,985
Corporate	2,210	2,131	1,998

Total	¥76,151	¥72,994	¥76,647

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥330	¥138	¥45
Semiconductor Parts Group	824	2,065	1,595
Applied Ceramic Products Group	1,223	9,542	2,117
Electronic Device Group	1,170	1,816	1,464
Telecommunications Equipment Group	2,335	2,775	5,973
Information Equipment Group	1,016	803	890
Others	358	222	154

Total	¥7,256	¥17,361	¥12,238

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥3,195	¥6,077	¥7,136
Semiconductor Parts Group	16,566	11,465	15,104
Applied Ceramic Products Group	8,546	6,665	10,055
Electronic Device Group	12,048	14,471	19,607
Telecommunications Equipment Group	2,997	2,525	2,624
Information Equipment Group	5,550	9,196	8,512
Others	3,437	2,695	2,844
Corporate	4,272	3,576	3,051

Total	¥56,611	¥56,670	¥68,933

	March 31,
	2014	2015	2016
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥69,165	¥78,580	¥81,076
Semiconductor Parts Group	169,330	194,547	186,407
Applied Ceramic Products Group	317,750	306,984	287,911
Electronic Device Group	451,856	509,836	484,683
Telecommunications Equipment Group	105,597	102,762	92,752
Information Equipment Group	290,378	304,044	301,471
Others	171,652	176,556	176,954

	1,575,728	1,673,309	1,611,254
Corporate and investments in and advances to affiliates and an unconsolidated subsidiary	1,182,912	1,492,915	1,616,029
Adjustments and eliminations	(121,936)	(145,040)	(132,234)

Total assets	¥2,636,704	¥3,021,184	¥3,095,049

Information for Revenue from External Customers by Destination

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Net sales:
Japan	¥643,423	¥643,577	¥607,642
Asia	274,512	301,278	307,744
Europe	247,700	265,323	253,382
United States of America	217,230	248,145	250,203
Others	64,504	68,213	60,656

Net sales	¥1,447,369	¥1,526,536	¥1,479,627

Information for Long-Lived Assets Based on Physical Location
	March 31,
	2014	2015	2016
	(Yen in millions)
Long-lived assets:
Japan	¥180,342	¥173,683	¥182,793
Asia	49,140	49,936	43,785
Europe	21,395	16,153	16,661
United States of America	13,377	14,743	14,264
Others	6,303	6,976	6,984

Total	¥270,557	¥261,491	¥264,487